CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	200,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	20,000,000
Common stock, shares issued (in shares)	12,349,243	3,654,119
Common stock, shares outstanding (in shares)	12,349,243	3,654,119